Share Capital (Schedule Of Options Outstanding By Exercise Price Range) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Options, Number Outstanding	1,010,000
Options, Weighted- Average Remaining Contractual Life	6 years 5 months 27 days
Options, Weighted- Average Exercise Price	$ 4.87
12.50 [Member]
Options, Number Outstanding	15,000
Options, Weighted- Average Remaining Contractual Life	9 months 18 days
Options, Weighted- Average Exercise Price	$ 12.50
4.67 - $5.82 [Member]
Exercise Price, Lower	$ 4.67
Exercise Price, Upper	$ 5.82
Options, Number Outstanding	995,000
Options, Weighted- Average Remaining Contractual Life	6 years 7 months 2 days
Options, Weighted- Average Exercise Price	$ 4.76